Schedule of component of income tax expense (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current income tax
- Current year			$ 383,453
- Deferred income tax			(49,440)
-Underprovision in respect of prior years	279	355
- Overprovision in respect of prior years	(328,444)	(417,748)	(2,252)
Income tax (benefit)/expense recognized in profit or loss	$ (328,165)	$ (417,393)	$ 331,761